20. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	R$ 1,702,720	R$ 1,794,369	R$ 1,350,251
Amount of contingencies	14,257,611	13,299,190
Fair value	297,182	300,654
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	427,302	583,464	230,149
Amount of contingencies	12,536,528	11,811,690
Tax [Member] | Brazilian Federal Revenue [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Amount of contingencies	629,341	534,819
Tax [Member] | ICMS ("State VAT") [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	R$ 248,560	418,963
Description of company disputes	The Company is involved in disputes related to: (i) non-acceptance of ICMS credits in interstate sales from states that were unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$416,238 (R$1,457,867 as of December 31, 2019); (ii) lack of evidence of exports in the amount of R$265,590 (R$261,880 as of December 31, 2019);(iii) infraction notices from State of Rio de Janeiro related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$550,367 (R$536,799 as of December 31, 2019); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$239,845; (v) infraction notice about ICMS in Goiás related to the exclusion of the reversal of the tax credit from the calculation base of PROTEGE, in the amount of R$105,866; and (vi) R$2,228,462 (R$2,291,608 on December 31, 2019) related to other claims.
Tax [Member] | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	R$ 149,945	139,711
Description of company disputes	The Company is involved in administrative and judicial disputes related to the non-cumulative system due to divergence on the concept of input and the use in the productive process, the requirement of taxation of revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Laws 2.445/88 and 2.449/88 (“semestralidade”), untimely credits and others, in the amount of R$5,549,431 (R$4,915,293 as of December 31, 2019).
Tax [Member] | IPI ("Federal VAT") [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Description of company disputes	The Company disputes administratively and judicially the denial of compensation of IPI credits resulting from purchases of duty-free goods, sales to Manaus Free Zone and purchases of supplies with PIS and COFINS from non-taxpayers. Such discussed cases totaled the amount of R$209,314 (R$291,723 as of December 31, 2019).
Tax [Member] | INSS ("Brazilian Social Security") [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$418,957 (R$274,278 as of December 31, 2019).
Tax [Member] | Other Relevant Contingencies [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the requirement of 50% fine on the compensations of PIS, COFINS and IRPJ not approved awaiting final decision of the processes, drawback proof, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$674,055 (R$493,104 as of December 31, 2019).
Income Tax And Social Contribution (IRPJ and CSLL) [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Amount of contingencies	R$ 1,249,062	1,238,564
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	634,706	603,074	468,513
Amount of contingencies	197,097	84,039
Civil, Commercial And Other [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	343,530	307,177	R$ 281,958
Amount of contingencies	R$ 1,523,987	R$ 1,403,461